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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21675


                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                               3434 Colwell Avenue
                                    Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-866-329-2673

Date of fiscal year end:  12/31/2005

Date of reporting period: 9/30/2005

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2005 (Unaudited)
CORE Fund

                                                      Principal
                                                       Amount          Value
                                                    ------------   ------------
MUNICIPAL BONDS - 3.35%
Ottawa - 3.35%
Brazos Student Finance Corp.
    3.76%, 03/01/2040 (a)                           $  4,000,000   $  4,000,000
    3.79%, 03/01/2040 (a)                              3,000,000      3,000,000
                                                                   ------------
                                                                      7,000,000
                                                                   ------------

TOTAL MUNICIPAL BONDS (Cost $7,000,000)                            $  7,000,000
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 103.21%
FHLB - 65.87%
    1.93%, 11/04/2005                                  1,890,000      1,889,967
    2.10%, 07/28/2006                                  3,000,000      2,947,386
    2.25%, 10/27/2005 (b)                              3,000,000      2,999,902
    2.35%, 12/16/2005 (b)                              2,000,000      1,993,566
    2.375%, 12/19/2008 (a)                             4,300,000      4,274,441
    2.375%, 02/15/2006 (b)                             3,000,000      2,982,840
    2.46%, 12/02/2005                                  2,000,000      1,995,136
    2.48%, 11/18/2005 to 12/29/2005                    6,000,000      5,984,079
    2.50%, 12/23/2005 (b)                              3,000,000      2,990,433
    2.60%, 01/27/2006 (a)                              5,000,000      4,981,240
    2.65%, 02/23/2006                                  3,000,000      2,984,271
    2.81%, 05/03/2006                                  4,000,000      3,967,236
    2.82%, 12/16/2005                                  2,000,000      1,995,340
    2.875%, 12/21/2005                                 3,000,000      2,992,896
    3.00%, 03/16/2006                                  4,000,000      3,979,196
    3.00%, 01/18/2006 to 02/23/2006 (a)               10,000,000      9,982,595
    3.06%, 04/13/2006                                  5,000,000      4,969,230
    3.07%, 09/01/2006 (a)                              7,000,000      6,995,940
    3.125%, 05/14/2013 (a)                             1,000,000        998,755
    3.25%, 03/16/2010 (a)                              2,000,000      1,993,828
    3.455%, 11/06/2007 (a)                            20,000,000     19,990,000
    3.48%, 04/05/2007 (a)                              5,000,000      4,994,840
    3.62%, 05/11/2007 (a)                             15,000,000     15,000,000
    3.63%, 09/14/2006 (a)                              5,000,000      4,996,275
    3.695%, 08/17/2006 (a)                             3,000,000      2,999,223
    3.72%, 02/22/2007 (a)                              4,000,000      3,997,096
    3.77%, 03/30/2007 (a)                              1,575,000      1,573,308
    4.302%, 02/18/2010 (a)                            10,000,000     10,004,200
                                                                   ------------
                                                                    137,453,219
                                                                   ------------

FHLMC - 14.21%
    Pool 780242, 3.289%, 02/01/2033                    1,688,267      1,722,285
    Pool 780346, 3.56%, 03/01/2033                     1,711,806      1,742,968
    Pool C90580, 6.00%, 09/01/2022                       557,580        571,078
    Pool M80692, 6.50%, 07/01/2008                       103,537        105,190
    Pool M80718, 5.00%, 01/01/2009                       832,371        837,112
    Pool M80739, 6.00%, 03/01/2009                       199,102        202,029
    Pool M80753, 6.50%, 05/01/2009                       143,601        145,803
    Pool M80828, 4.00%, 07/01/2010                       684,085        671,579
    Pool M90727, 6.00%, 05/01/2007                        56,372         57,185
    Pool M90747, 5.50%, 08/01/2007                       160,236        162,422
    Pool M90748, 5.00%, 08/01/2007                     1,181,648      1,192,254
    Pool M90754, 5.00%, 09/01/2007                     2,687,695      2,711,820
    Pool M90779, 5.50%, 11/01/2007                       527,915        535,119
    Pool M90805, 4.50%, 04/01/2008                       886,896        886,979
    Pool M90818, 4.00%, 06/01/2008                       453,769        447,506
    Pool M90819, 4.50%, 06/01/2008                       372,873        372,907
    Pool M90828, 3.50%, 07/01/2008                     1,041,825      1,015,962
    Pool M90836, 5.00%, 06/01/2008                       636,687        642,046
    Series *, 5.25%, 01/15/2006 (b)                    4,000,000      4,013,440
    Series 2513, 5.00%, 10/15/2015                       264,396        265,801
    Series 2581, 4.00%, 02/15/2017                     1,024,097      1,007,276
    Series 2613, 4.50%, 10/15/2013                       860,814        860,111
    Series 2705, 4.50%, 02/15/2023                     1,446,536      1,444,899
    Series 2712, 4.50%, 02/15/2012                     1,424,098      1,419,216
    Series M80765, 5.00%, 08/01/2009                     392,326        394,561
    Series MTN, 2.05%, 11/28/2005                        238,000        237,305
    Series MTN, 2.89%, 03/15/2006                      2,000,000      1,989,524
    Series MTN1, 3.39%, 11/17/2006 (a)                 4,000,000      4,000,000
                                                                   ------------
                                                                     29,654,377
                                                                   ------------

FNMA - 19.76%
    2.375%, 12/15/2005 (b)                             9,840,000      9,807,420
    3.00%, 11/18/2005 to 12/14/2006 (a)                9,000,000      8,960,220
    3.01%, 06/02/2006                                  6,000,000      5,947,110
    5.50%, 02/15/2006                                  2,000,000      2,011,032
    Pool 190609, 7.00%, 02/01/2014                       370,207        390,285
    Pool 252268, 5.50%, 01/01/2009                       388,040        394,426
    Pool 254506, 5.00%, 10/01/2012                       753,702        756,925
    Pool 254566, 4.50%, 11/01/2009                       666,521        662,953
    Pool 254584, 5.00%, 12/01/2012                     1,201,726      1,206,866
    Pool 254631, 5.00%, 02/01/2018                     1,053,009      1,051,722
    Pool 254663, 5.00%, 02/01/2013                     1,225,540      1,230,769
    Pool 254806, 4.50%, 07/01/2013                       644,189        636,878
    Pool 254914, 4.50%, 09/01/2013                     3,078,798      3,043,860
    Pool 254958, 4.50%, 10/01/2013                     1,516,856      1,499,643
    Pool 768359, 4.404%, 12/01/2033                      645,468        643,206
    Series 1, 2.75%, 11/09/2007 (a)                    2,000,000      1,984,894
    Series 1, 3.50%, 12/22/2006                        1,000,000        989,849
                                                                   ------------
                                                                     41,218,058
                                                                   ------------

GNMA - 3.37%
    Pool 80701, 4.375%, 06/20/2033                     1,495,578      1,498,008
    Pool 80728, 4.00%, 08/01/2033                        545,499        553,976
    Pool 80825, 4.50%, 02/20/2034                        804,434        814,507
    Pool 80965, 3.50%, 07/01/2034                      1,982,269      1,991,550
    Series 2003-110, 5.00%, 05/20/2029                 2,171,685      2,173,268
                                                                   ------------
                                                                      7,031,309
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $216,283,051)                                              $215,356,963
                                                                   ------------

SHORT TERM INVESTMENTS - 2.57%
U.S. Government & Agency Obligations - 0.31%
U.S. Treasury Bill
    2.70%, 10/20/2005                                    650,000   $    649,039
                                                                   ------------

                                                       Shares          Value
                                                    ------------   ------------
Money Market Funds - 2.26%
Morgan Stanley Institutional Liquidity
  Fund - Government Portfolio 3.78% (a)                3,555,864   $  3,555,864
Morgan Stanley Institutional Liquidity
  Fund - Government Prime 3.73% (a)                    1,148,143      1,148,143
                                                                   ------------
                                                                      4,704,007
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (Cost $5,353,046)                     $  5,353,046
                                                                   ------------
Total Investments  (Cost $228,636,097) - 109.13%                   $227,710,009
Liabilities in Excess of Other Assets, Net (9.13)%                  (19,045,338)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $208,664,671
                                                                   ============

                        Schedule of Securities Sold Short

                                                       Amount         Value
                                                    ------------   ------------

REPURCHASE AGREEMENTS - 9.13%
Repurchase Agreement dated 10/14/2005 at 3.77%        19,060,978   $ 19,060,978
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (Cost $19,060,978)                     $ 19,060,978
                                                                   ------------
Total Securities Sold Short
  (Proceeds $19,060,978)                                           $ 19,060,978
                                                                   ============


                         Future Contracts
                                                     Number of
                                                     Contracts      Fair Value
                                                    ------------   ------------
FUTURE CONTRACTS - 0.04%
U.S. 10 Year Treasury Note
  dated 12/30/2005 at 6.00%                                 (110)  $     88,446
                                                                   ------------
TOTAL FUTURE CONTRACTS                                             $     88,446
                                                                   ------------
Total Future Contracts                                             $     88,446
                                                                   ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005: CORE Fund

                                                                                                                 Net Unrealized
                    Cost of Investments     Gross Unrealized Appreciation     Gross Unrealized Depreciation        Gain/(Loss)
                    ------------------------------------------------------------------------------------------------------------
                        209,575,117                  111,252                           (948,894)                   (837,642)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2005.

(b) Securities held as collateral (market value $19,101,490).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds

By /s/ Mitchell York
   -----------------------------
   Mitchell York, President

Date:  November 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mitchell York
   -----------------------------
   Mitchell York, President

Date:  November 15, 2005


By /s/ M. Brent Wertz, Treasurer
   -----------------------------
   M. Brent Wertz, Treasurer

Date:  November 15, 2005